Balance Sheet Components	12 Months Ended
Dec. 31, 2012
Balance Sheet Components
4.	Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2012	2011
Computer equipment	$6,078	$4,459
Capitalized product development costs	3,230	2,998
Furniture and fixtures	974	630
Leasehold improvements	2,314	2,041
Software	11	—
Equipment not yet in service	614	—

Total property and equipment, gross	13,221	10,128
Less: accumulated depreciation and amortization	(6,152)	(4,580)

Total property and equipment, net	$7,069	$5,548

As of December 31, 2012 and 2011, property and equipment under capital lease, included within the computer equipment balance above, amounted to $865,000 and $729,000, respectively, with accumulated depreciation of $492,000 and $215,000, respectively. Depreciation and amortization expense during the years ended December 31, 2012, 2011, and 2010 was $3.6 million, $2.5 million and $963,000, respectively.

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2012	2011
Legal and professional fees	$767	$326
Marketing expenses	304	162
Interest	102	79
Sales taxes	446	137
Payroll taxes	234	107
Other	1,063	694

Total accrued liabilities	$2,916	$1,505

Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of December 31,
	2012	2011
Bonus	$349	$968
Payroll and related expenses	1,978	—
Commissions	1,282	223
Vacation	891	851

Total accrued compensation and benefits	$4,500	$2,042